T. ROWE PRICE High Yield Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  4.0% (1)
Airlines  0.2%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 4/20/28 (2) 10,635 10,995
10,995
Broadcasting  0.1%
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.154%,
10/11/29 (3) 6,400 6,368
6,368
Cable Operators  0.3%
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.837%, 1/18/28  10,550 10,048
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.611%, 9/25/26  16,365 13,100
23,148
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.704%,
4/23/29  16,424 16,123
16,123
Energy  0.2%
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 9.997%, 8/1/29  12,770 12,760
12,760
Financial  0.7%
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 10.085%,
5/6/32  49,335 50,066
50,066
Information Technology  0.4%
RealPage, FRN, 1M TSFR + 6.50%, 11.861%, 4/23/29  31,849 30,131
30,131
Services  0.7%
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.097%, 12/10/29  31,260 29,932
CoreLogic, FRN, 1M TSFR + 6.50%, 11.861%, 6/4/29  20,023 19,331
49,263
Wireless Communications  1.2%
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/31/28  69,714 65,012
Asurion, FRN, 1M TSFR + 5.25%, 10.611%, 1/20/29  15,504 14,298
79,310
Total Bank Loans (Cost $287,022) 278,164
COMMON STOCKS  0.8%
Gaming  0.0%
New Cotai Participation, Class B (3)(4)(5) — —
—

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care  0.2%
Becton Dickinson & Company  57 13,893
13,893
Manufacturing  0.1%
Enpro  43 6,992
6,992
Metals & Mining  0.3%
Constellium (3) 928 15,570
Freeport-McMoRan  135 5,979
21,549
Other Telecommunications  0.2%
Ciena (3) 186 10,750
10,750
Total Common Stocks (Cost $51,970) 53,184
CONVERTIBLE BONDS  0.2%
Automotive  0.2%
Rivian Automotive, 4.625%, 3/15/29  17,755 17,867
Total Convertible Bonds (Cost $19,166) 17,867
CONVERTIBLE PREFERRED STOCKS  0.0%
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Cost $16 (3)(4)(6) 47 —
Total Convertible Preferred Stocks (Cost $16) —
CORPORATE BONDS  92.0%
Aerospace & Defense  2.1%
Spirit AeroSystems, 9.75%, 11/15/30 (5) 9,920 11,061
TransDigm, 5.50%, 11/15/27  2,107 2,088
TransDigm, 6.375%, 3/1/29 (5)(7) 12,545 12,890
TransDigm, 6.625%, 3/1/32 (5)(7) 25,395 26,379
TransDigm, 6.75%, 8/15/28 (5) 19,570 20,084
TransDigm, 6.875%, 12/15/30 (5) 47,753 49,723
TransDigm, 7.125%, 12/1/31 (5)(7) 19,436 20,505
142,730

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Airlines  0.8%
American Airlines, 5.75%, 4/20/29 (5) 23,665 23,192
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (5)(8) 8,400 8,827
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (5)(8) 1,600 1,681
United Airlines, 4.625%, 4/15/29 (5) 20,425 19,404
53,104
Automotive  4.6%
Adient Global Holdings, 8.25%, 4/15/31 (5)(7) 20,590 21,877
Benteler International, 10.50%, 5/15/28 (5) 6,870 7,282
Clarios Global, 8.50%, 5/15/27 (5) 31,075 31,386
Dana, 5.625%, 6/15/28 (7) 9,845 9,697
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (5) 14,175 16,923
Ford Motor, 9.625%, 4/22/30  12,640 14,961
Global Auto Holdings, 8.375%, 1/15/29 (5)(7) 5,440 5,372
Global Auto Holdings, 8.75%, 1/15/32 (5)(7) 12,880 12,349
Goodyear Tire & Rubber, 5.25%, 4/30/31 (7) 7,450 6,724
Goodyear Tire & Rubber, 5.625%, 4/30/33 (7) 7,515 6,613
Mavis Tire Express Services Topco, 6.50%, 5/15/29 (5)(7) 17,095 16,454
Phinia, 6.75%, 4/15/29 (5) 7,520 7,689
Rivian Holdings, FRN, 6M TSFR + 6.053%, 11.359%,
10/15/26 (5) 81,660 82,068
Tenneco, 8.00%, 11/17/28 (5)(7) 17,000 15,895
Velocity Vehicle Group, 8.00%, 6/1/29 (5) 7,110 7,377
Wand NewCo 3, 7.625%, 1/30/32 (5)(7) 21,900 22,940
ZF North America Capital, 6.75%, 4/23/30 (5) 10,220 10,475
ZF North America Capital, 6.875%, 4/14/28 (5) 4,420 4,553
ZF North America Capital, 6.875%, 4/23/32 (5) 13,300 13,765
ZF North America Capital, 7.125%, 4/14/30 (5) 5,865 6,144
320,544
Broadcasting  4.3%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (5)(7) 14,825 12,453
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (5)(7) 28,775 25,034
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (5) 11,380 11,835
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (5)(7) 21,380 22,716
CMG Media, 8.875%, 12/15/27 (5) 30,270 16,043
Gray Television, 5.375%, 11/15/31 (5) 5,792 3,287
Gray Television, 7.00%, 5/15/27 (5)(7) 15,250 14,640
Lamar Media, 4.00%, 2/15/30 (7) 1,966 1,831
Lamar Media, 4.875%, 1/15/29 (7) 14,284 13,999
Neptune Bidco U.S., 9.29%, 4/15/29 (5) 23,065 23,036
Outfront Media Capital, 7.375%, 2/15/31 (5) 5,030 5,319
Sirius XM Radio, 4.00%, 7/15/28 (5)(7) 32,360 30,257

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sirius XM Radio, 4.125%, 7/1/30 (5)(7) 22,040 19,781
Sirius XM Radio, 5.00%, 8/1/27 (5)(7) 14,300 13,978
Stagwell Global, 5.625%, 8/15/29 (5)(7) 37,860 35,920
Townsquare Media, 6.875%, 2/1/26 (5)(7) 6,530 6,481
Univision Communications, 7.375%, 6/30/30 (5)(7) 15,625 14,961
Univision Communications, 8.00%, 8/15/28 (5) 17,190 17,319
Univision Communications, 8.50%, 7/31/31 (5)(7) 6,575 6,534
295,424
Building & Real Estate  0.9%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (5)(7) 19,725 19,922
Howard Hughes, 4.125%, 2/1/29 (5) 17,145 15,688
Howard Hughes, 4.375%, 2/1/31 (5) 9,185 8,266
Howard Hughes, 5.375%, 8/1/28 (5) 15,510 15,045
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP) (5) 4,675 5,881
64,802
Building Products  1.7%
Advanced Drainage Systems, 6.375%, 6/15/30 (5) 5,590 5,660
Beacon Roofing Supply, 6.50%, 8/1/30 (5)(7) 4,765 4,890
Builders FirstSource, 6.375%, 6/15/32 (5)(7) 6,625 6,807
Builders FirstSource, 6.375%, 3/1/34 (5)(7) 10,865 11,110
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (5) 16,865 17,244
New Enterprise Stone & Lime, 5.25%, 7/15/28 (5) 16,005 15,445
Specialty Building Products Holdings, 6.375%, 9/30/26 (5) 10,291 10,227
Summit Materials, 5.25%, 1/15/29 (5) 24,640 24,270
Summit Materials, 6.50%, 3/15/27 (5) 14,375 14,393
Summit Materials, 7.25%, 1/15/31 (5) 9,330 9,808
119,854
Cable Operators  4.9%
Altice Financing, 5.75%, 8/15/29 (5) 21,665 16,709
Altice Financing, 9.625%, 7/15/27 (5)(7) 1,736 1,651
Altice France Holding, 6.00%, 2/15/28 (5) 49,505 15,594
Altice France Holding, 10.50%, 5/15/27 (5) 42,405 16,750
C&W Senior Finance, 6.875%, 9/15/27 (5) 17,520 17,267
CCO Holdings, 4.50%, 6/1/33 (5) 29,195 24,341
CCO Holdings, 4.75%, 2/1/32 (5)(7) 5,780 5,029
CCO Holdings, 6.375%, 9/1/29 (5)(7) 69,003 67,968
CCO Holdings, 7.375%, 3/1/31 (5) 36,835 37,387
CSC Holdings, 6.50%, 2/1/29 (5) 10,675 8,033
CSC Holdings, 7.50%, 4/1/28 (5) 11,585 5,821
CSC Holdings, 11.25%, 5/15/28 (5)(7) 7,105 6,288
CSC Holdings, 11.75%, 1/31/29 (5) 24,180 21,339
DIRECTV Financing, 5.875%, 8/15/27 (5) 14,595 14,102
DISH DBS, 5.25%, 12/1/26 (5) 18,045 15,519

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DISH DBS, 7.375%, 7/1/28  12,155 6,260
DISH DBS, 7.75%, 7/1/26  18,370 12,400
GCI, 4.75%, 10/15/28 (5)(7) 3,671 3,483
LCPR Senior Secured Financing, 6.75%, 10/15/27 (5)(7) 4,977 4,517
Midcontinent Communications, 8.00%, 8/15/32 (5) 13,850 13,781
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (5) 31,560 27,536
341,775
Chemicals  3.0%
Avient, 7.125%, 8/1/30 (5) 27,994 29,114
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (5)(7) 7,945 8,412
Celanese U.S. Holdings, 6.55%, 11/15/30  6,785 7,260
Celanese U.S. Holdings, 6.70%, 11/15/33  24,665 26,606
CVR Partners, 6.125%, 6/15/28 (5) 26,878 25,971
GPD, 10.125%, 4/1/26 (5)(7) 21,890 19,072
Methanex, 5.125%, 10/15/27  4,403 4,320
Methanex, 5.25%, 12/15/29 (7) 7,440 7,291
Methanex, 5.65%, 12/1/44  6,149 5,503
Vibrantz Technologies, 9.00%, 2/15/30 (5)(7) 19,050 17,359
Windsor Holdings III, 8.50%, 6/15/30 (5) 24,005 25,565
WR Grace Holdings, 5.625%, 8/15/29 (5) 22,885 21,226
WR Grace Holdings, 7.375%, 3/1/31 (5) 11,104 11,507
209,206
Consumer Products  0.4%
Kontoor Brands, 4.125%, 11/15/29 (5) 8,920 8,374
Life Time, 8.00%, 4/15/26 (5) 17,289 17,462
25,836
Container  1.2%
Ball, 6.00%, 6/15/29  24,050 24,711
Ball, 6.875%, 3/15/28 (7) 23,845 24,590
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (5)(7) 11,200 11,172
Sealed Air, 5.00%, 4/15/29 (5) 6,720 6,577
Sealed Air, 6.125%, 2/1/28 (5)(7) 2,825 2,853
Sealed Air, 6.875%, 7/15/33 (5)(7) 1,012 1,078
Sealed Air, 7.25%, 2/15/31 (5)(7) 9,125 9,593
Trident TPI Holdings, 12.75%, 12/31/28 (5) 4,600 5,037
85,611
Energy  14.5%
Aethon United BR, 8.25%, 2/15/26 (5) 33,850 34,189
AmeriGas Partners, 9.375%, 6/1/28 (5) 16,159 16,967
Antero Resources, 7.625%, 2/1/29 (5)(7) 3,402 3,508
Chesapeake Energy, 6.75%, 4/15/29 (5) 27,570 27,949
Civitas Resources, 8.375%, 7/1/28 (5) 7,140 7,506
Civitas Resources, 8.625%, 11/1/30 (5) 7,880 8,550

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Civitas Resources, 8.75%, 7/1/31 (5)(7) 10,700 11,543
Comstock Resources, 5.875%, 1/15/30 (5)(7) 14,255 13,435
Comstock Resources, 6.75%, 3/1/29 (5)(7) 24,765 24,270
Crescent Energy Finance, 7.375%, 1/15/33 (5)(7) 24,108 24,650
Crescent Energy Finance, 7.625%, 4/1/32 (5) 15,670 16,160
Crescent Energy Finance, 9.25%, 2/15/28 (5)(7) 26,840 28,383
DCP Midstream Operating, 6.75%, 9/15/37 (5) 17,875 19,797
Diamond Foreign Asset, 8.50%, 10/1/30 (5) 14,375 15,148
Endeavor Energy Resources, 5.75%, 1/30/28 (5) 10,603 10,789
Energy Transfer, 7.375%, 2/1/31 (5) 13,848 14,696
Ferrellgas, 5.875%, 4/1/29 (5) 17,310 16,228
Gulfport Energy, 8.00%, 5/17/26 (5) 11,970 12,150
Hilcorp Energy I, 5.75%, 2/1/29 (5)(7) 8,357 8,273
Hilcorp Energy I, 6.00%, 4/15/30 (5) 5,865 5,836
Hilcorp Energy I, 6.00%, 2/1/31 (5) 10,390 10,273
Hilcorp Energy I, 6.25%, 4/15/32 (5) 11,395 11,352
Hilcorp Energy I, 6.875%, 5/15/34 (5) 21,325 21,512
Hilcorp Energy I, 8.375%, 11/1/33 (5)(7) 21,846 23,867
Kinetik Holdings, 5.875%, 6/15/30 (5) 37,200 37,293
Kinetik Holdings, 6.625%, 12/15/28 (5) 25,690 26,429
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (5) 19,650 19,454
Matador Resources, 6.50%, 4/15/32 (5) 9,890 10,014
NGL Energy Operating, 8.125%, 2/15/29 (5)(7) 7,760 7,905
NGL Energy Operating, 8.375%, 2/15/32 (5)(7) 23,160 23,797
Occidental Petroleum, 6.20%, 3/15/40 (7) 19,860 20,704
Occidental Petroleum, 7.95%, 6/15/39  16,520 19,989
Permian Resources Operating, 6.25%, 2/1/33 (5)(7) 11,505 11,793
Permian Resources Operating, 7.00%, 1/15/32 (5) 12,825 13,434
Permian Resources Operating, 9.875%, 7/15/31 (5) 12,880 14,361
Prairie Acquiror, 9.00%, 8/1/29 (5) 7,880 8,215
Range Resources, 4.75%, 2/15/30 (5)(7) 7,205 6,890
Range Resources, 8.25%, 1/15/29  5,870 6,075
Seadrill Finance, 8.375%, 8/1/30 (5) 21,400 22,577
Solaris Midstream Holdings, 7.625%, 4/1/26 (5) 8,490 8,532
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (5)(9) 2,280 2,348
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (5)(9) 1,640 1,675
Southwestern Energy, 4.75%, 2/1/32 (7) 36,035 34,098
Southwestern Energy, 5.375%, 3/15/30 (7) 12,685 12,542
Sunoco, 7.00%, 5/1/29 (5) 14,395 15,030
Sunoco, 7.25%, 5/1/32 (5)(7) 23,113 24,442
Tallgrass Energy Partners, 6.00%, 3/1/27 (5) 5,400 5,387
Tallgrass Energy Partners, 6.00%, 12/31/30 (5)(7) 15,270 14,526

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tallgrass Energy Partners, 6.00%, 9/1/31 (5) 17,225 16,278
Tallgrass Energy Partners, 7.375%, 2/15/29 (5) 14,105 14,387
Transocean, 6.80%, 3/15/38  18,630 15,742
Transocean, 8.25%, 5/15/29 (5)(7) 5,865 5,924
Transocean, 8.50%, 5/15/31 (5)(7) 13,300 13,466
Transocean, 8.75%, 2/15/30 (5) 17,428 18,387
Transocean Aquila, 8.00%, 9/30/28 (5) 7,550 7,720
Valaris, 8.375%, 4/30/30 (5) 10,905 11,355
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (5) 32,005 33,205
Venture Global LNG, 8.125%, 6/1/28 (5) 17,610 18,424
Venture Global LNG, 8.375%, 6/1/31 (5) 55,270 58,724
Venture Global LNG, 9.50%, 2/1/29 (5) 17,310 19,495
Vermilion Energy, 6.875%, 5/1/30 (5) 15,500 15,558
1,003,206
Entertainment & Leisure  5.0%
Carnival, 6.00%, 5/1/29 (5)(7) 1,210 1,213
Carnival, 7.00%, 8/15/29 (5) 9,545 10,034
Carnival, 7.625%, 3/1/26 (5) 23,010 23,211
Carnival, 10.50%, 6/1/30 (5)(7) 32,475 35,114
Cedar Fair, 5.25%, 7/15/29  14,395 14,143
Churchill Downs, 5.75%, 4/1/30 (5)(7) 20,555 20,349
Cinemark USA, 5.25%, 7/15/28 (5)(7) 14,525 14,234
Cinemark USA, 7.00%, 8/1/32 (5)(7) 8,225 8,533
Inter Media & Communication, 6.75%, 2/9/27 (EUR) (7) 9,552 10,536
Merlin Entertainments Group U.S. Holdings, 7.375%,
2/15/31 (5)(7) 19,317 19,245
Motion Finco, 7.375%, 6/15/30 (EUR) (5) 9,745 10,829
Motion Finco, 7.375%, 6/15/30 (EUR)  4,275 4,751
NCL, 5.875%, 3/15/26 (5) 10,228 10,177
NCL, 5.875%, 2/15/27 (5) 9,150 9,161
NCL, 7.75%, 2/15/29 (5)(7) 22,090 23,498
NCL, 8.125%, 1/15/29 (5) 6,568 7,020
NCL Finance, 6.125%, 3/15/28 (5)(7) 5,740 5,783
Royal Caribbean Cruises, 5.50%, 4/1/28 (5) 12,378 12,455
Royal Caribbean Cruises, 6.00%, 2/1/33 (5) 20,665 21,156
Royal Caribbean Cruises, 6.25%, 3/15/32 (5)(7) 9,490 9,775
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (5)(7) 26,145 25,165
Six Flags Entertainment, 5.50%, 4/15/27 (5)(7) 14,795 14,666
Six Flags Entertainment, 6.625%, 5/1/32 (5)(7) 9,780 10,049
Six Flags Entertainment, 7.25%, 5/15/31 (5)(7) 26,478 27,405
348,502
Financial  11.0%
Acrisure, 7.50%, 11/6/30 (5) 23,560 24,208

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Acrisure, 8.25%, 2/1/29 (5) 14,525 14,888
Acrisure, 8.50%, 6/15/29 (5) 16,905 17,497
Alliant Holdings Intermediate, 5.875%, 11/1/29 (5)(7) 8,595 8,348
Alliant Holdings Intermediate, 6.75%, 10/15/27 (5) 28,287 28,181
Alliant Holdings Intermediate, 7.00%, 1/15/31 (5) 41,502 42,799
AmWINS Group, 4.875%, 6/30/29 (5) 7,895 7,500
AmWINS Group, 6.375%, 2/15/29 (5) 7,100 7,260
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (5)(7) 13,815 12,244
AssuredPartners, 7.50%, 2/15/32 (5) 18,068 18,429
Cobra AcquisitionCo, 6.375%, 11/1/29 (5)(7) 13,230 10,369
GTCR AP Finance, 8.00%, 5/15/27 (5) 15,965 15,965
HUB International, 5.625%, 12/1/29 (5)(7) 25,111 24,358
HUB International, 7.25%, 6/15/30 (5) 42,120 43,857
HUB International, 7.375%, 1/31/32 (5)(7) 33,140 34,258
Jane Street Group, 4.50%, 11/15/29 (5) 10,123 9,642
Jane Street Group, 7.125%, 4/30/31 (5) 23,236 24,311
Jerrold Finco, 5.25%, 1/15/27 (GBP)  5,665 7,228
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (5) 20,555 21,686
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (5)(7) 8,250 8,951
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (5) 12,810 11,609
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (5) 24,890 23,801
Navient, 4.875%, 3/15/28  18,380 17,461
Navient, 5.50%, 3/15/29 (7) 17,480 16,628
Navient, 5.625%, 8/1/33 (7) 15,607 13,422
Navient, 9.375%, 7/25/30  28,765 31,138
Navient, 11.50%, 3/15/31  16,405 18,415
OneMain Finance, 5.375%, 11/15/29 (7) 8,060 7,738
OneMain Finance, 7.125%, 11/15/31  17,820 17,998
OneMain Finance, 7.50%, 5/15/31  9,925 10,210
OneMain Finance, 7.875%, 3/15/30 (7) 12,180 12,698
OneMain Finance, 9.00%, 1/15/29 (7) 39,595 42,020
Panther Escrow Issuer, 7.125%, 6/1/31 (5) 35,825 37,303
PennyMac Financial Services, 4.25%, 2/15/29 (5) 22,055 20,842
PennyMac Financial Services, 7.125%, 11/15/30 (5) 17,000 17,213
PennyMac Financial Services, 7.875%, 12/15/29 (5) 15,693 16,615
PROG Holdings, 6.00%, 11/15/29 (5) 21,720 21,068
Ryan Specialty, 4.375%, 2/1/30 (5) 6,195 5,885
Starwood Property Trust, 4.375%, 1/15/27 (5)(7) 12,225 11,858
United Wholesale Mortgage, 5.50%, 4/15/29 (5)(7) 8,485 8,262
United Wholesale Mortgage, 5.75%, 6/15/27 (5)(7) 17,485 17,419
761,582

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food  1.0%
B&G Foods, 8.00%, 9/15/28 (5) 7,330 7,596
BellRing Brands, 7.00%, 3/15/30 (5)(7) 13,170 13,631
Chobani, 7.625%, 7/1/29 (5)(7) 13,750 14,403
Darling Ingredients, 6.00%, 6/15/30 (5)(7) 14,350 14,439
Post Holdings, 6.25%, 2/15/32 (5)(7) 8,490 8,681
Triton Water Holdings, 6.25%, 4/1/29 (5) 8,657 8,549
67,299
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (5) 11,620 11,301
Graphic Packaging International, 3.75%, 2/1/30 (5)(7) 9,685 8,934
20,235
Gaming  4.1%
Caesars Entertainment, 6.50%, 2/15/32 (5) 9,620 9,860
Caesars Entertainment, 7.00%, 2/15/30 (5) 14,270 14,752
Caesars Entertainment, 8.125%, 7/1/27 (5)(7) 33,260 33,967
Churchill Downs, 6.75%, 5/1/31 (5) 14,940 15,351
Cirsa Finance International, 4.50%, 3/15/27 (EUR) (5) 7,505 8,163
Cirsa Finance International, 6.50%, 3/15/29 (EUR) (5) 2,900 3,318
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (5) 2,322 2,722
International Game Technology, 5.25%, 1/15/29 (5) 25,335 24,987
International Game Technology, 6.25%, 1/15/27 (5) 13,478 13,630
Light & Wonder International, 7.00%, 5/15/28 (5)(7) 9,365 9,423
Light & Wonder International, 7.25%, 11/15/29 (5)(7) 36,995 38,151
Light & Wonder International, 7.50%, 9/1/31 (5)(7) 7,005 7,381
Lottomatica, 7.125%, 6/1/28 (EUR) (5) 3,325 3,869
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (5) 12,700 12,065
MGM Growth Properties Operating Partnership, 5.75%,
2/1/27 (7) 8,690 8,799
Midwest Gaming Borrower, 4.875%, 5/1/29 (5) 13,340 12,723
Ontario Gaming GTA, 8.00%, 8/1/30 (5) 7,320 7,539
Playtika Holding, 4.25%, 3/15/29 (5) 12,570 11,313
Scientific Games Holdings, 6.625%, 3/1/30 (5)(7) 14,995 14,770
Wynn Macau, 5.50%, 10/1/27 (5) 23,082 22,386
Wynn Resorts Finance, 5.125%, 10/1/29 (5) 10,965 10,691
Wynn Resorts Finance, 7.125%, 2/15/31 (5)(7) 610 645
286,505
Health Care  7.9%
AthenaHealth Group, 6.50%, 2/15/30 (5)(7) 30,040 28,688
Avantor Funding, 4.625%, 7/15/28 (5)(7) 11,060 10,756
Bausch + Lomb, 8.375%, 10/1/28 (5)(7) 22,930 24,019
CHS, 5.25%, 5/15/30 (5) 8,505 7,591

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CHS, 6.00%, 1/15/29 (5) 12,215 11,543
CHS, 6.125%, 4/1/30 (5) 12,215 9,558
CHS, 8.00%, 12/15/27 (5)(7) 14,978 14,978
CHS, 10.875%, 1/15/32 (5)(7) 13,900 15,012
Concentra Escrow Issuer, 6.875%, 7/15/32 (5)(7) 6,700 7,010
DaVita, 6.875%, 9/1/32 (5) 20,575 21,038
IQVIA, 6.50%, 5/15/30 (5) 7,175 7,417
LifePoint Health, 5.375%, 1/15/29 (5) 3,968 3,670
LifePoint Health, 9.875%, 8/15/30 (5) 2,351 2,574
LifePoint Health, 10.00%, 6/1/32 (5)(7) 13,440 14,549
LifePoint Health, 11.00%, 10/15/30 (5) 37,025 41,653
Medline Borrower, 5.25%, 10/1/29 (5)(7) 45,740 44,825
Medline Borrower, 6.25%, 4/1/29 (5)(7) 40,640 41,809
Molina Healthcare, 4.375%, 6/15/28 (5) 14,875 14,280
MPT Operating Partnership, 5.00%, 10/15/27 (7) 13,235 11,200
Organon, 5.125%, 4/30/31 (5)(7) 16,810 15,717
Star Parent, 9.00%, 10/1/30 (5)(7) 17,927 19,137
Tenet Healthcare, 4.375%, 1/15/30  14,875 14,169
Tenet Healthcare, 6.125%, 10/1/28 (7) 45,700 45,757
Tenet Healthcare, 6.125%, 6/15/30 (7) 20,178 20,430
Tenet Healthcare, 6.75%, 5/15/31  10,730 11,106
Tenet Healthcare, 6.875%, 11/15/31  10,830 11,737
Teva Pharmaceutical Finance, 6.15%, 2/1/36  3,802 3,907
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  33,400 33,108
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  24,880 25,906
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  9,215 10,148
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,820 5,507
548,799
Information Technology  5.6%
Capstone Borrower, 8.00%, 6/15/30 (5) 21,410 22,454
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (5)(8) 7,082 7,578
Carvana, 14.00%, 6/1/31, (14.00% PIK) (5)(8) 6,875 7,820
Central Parent, 7.25%, 6/15/29 (5) 20,340 20,442
Central Parent, 8.00%, 6/15/29 (5) 13,585 14,060
Cloud Software Group, 6.50%, 3/31/29 (5) 24,390 24,055
Cloud Software Group, 8.25%, 6/30/32 (5)(7) 16,610 17,357
Cloud Software Group, 9.00%, 9/30/29 (5) 62,590 62,981
Dye & Durham, 8.625%, 4/15/29 (5)(7) 18,046 18,835
Entegris, 5.95%, 6/15/30 (5) 33,090 33,421
Gen Digital, 7.125%, 9/30/30 (5)(7) 21,835 22,818
Go Daddy Operating, 5.25%, 12/1/27 (5)(7) 7,220 7,175
Match Group Holdings II, 3.625%, 10/1/31 (5)(7) 13,540 12,034
Match Group Holdings II, 4.125%, 8/1/30 (5) 24,050 22,066

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Match Group Holdings II, 4.625%, 6/1/28 (5) 8,145 7,809
Match Group Holdings II, 5.00%, 12/15/27 (5) 4,540 4,444
Match Group Holdings II, 5.625%, 2/15/29 (5)(7) 4,150 4,124
McAfee, 7.375%, 2/15/30 (5)(7) 39,910 38,164
ROBLOX, 3.875%, 5/1/30 (5) 12,490 11,460
SS&C Technologies, 6.50%, 6/1/32 (5) 8,980 9,249
Twilio, 3.625%, 3/15/29  7,365 6,803
Twilio, 3.875%, 3/15/31 (7) 13,350 12,215
387,364
Lodging  0.8%
Hilton Domestic Operating, 4.00%, 5/1/31 (5)(7) 12,990 12,000
Hilton Domestic Operating, 6.125%, 4/1/32 (5)(7) 7,690 7,882
Park Intermediate Holdings, 4.875%, 5/15/29 (5)(7) 10,160 9,690
Park Intermediate Holdings, 5.875%, 10/1/28 (5)(7) 8,775 8,709
Park Intermediate Holdings, 7.00%, 2/1/30 (5)(7) 5,170 5,299
RHP Hotel Properties, 4.50%, 2/15/29 (5) 14,995 14,395
RHP Hotel Properties, 7.25%, 7/15/28 (5) 15 16
57,991
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (5) 4,975 5,168
Hillenbrand, 3.75%, 3/1/31  9,145 8,093
Madison IAQ, 4.125%, 6/30/28 (5) 19,445 18,424
Madison IAQ, 5.875%, 6/30/29 (5)(7) 11,160 10,616
Mueller Water Products, 4.00%, 6/15/29 (5) 19,320 18,137
Sensata Technologies, 4.00%, 4/15/29 (5)(7) 19,135 17,963
Sensata Technologies, 5.875%, 9/1/30 (5)(7) 11,945 11,900
Stevens Holding, 6.125%, 10/1/26 (5) 7,140 7,104
97,405
Metals & Mining  2.0%
Arsenal AIC Parent, 8.00%, 10/1/30 (5) 11,736 12,587
Arsenal AIC Parent, 11.50%, 10/1/31 (5) 13,525 15,266
ATI, 5.125%, 10/1/31  7,935 7,598
ATI, 7.25%, 8/15/30  6,461 6,832
Big River Steel, 6.625%, 1/31/29 (5) 19,532 19,630
Carpenter Technology, 7.625%, 3/15/30 (7) 2,556 2,639
Constellium, 6.375%, 8/15/32 (5)(7) 6,910 7,014
ERO Copper, 6.50%, 2/15/30 (5)(7) 10,911 10,685
Hecla Mining, 7.25%, 2/15/28 (7) 29,735 30,070
Hudbay Minerals, 6.125%, 4/1/29 (5)(7) 15,290 15,447
Novelis, 4.75%, 1/30/30 (5) 14,150 13,513
141,281
Other Telecommunications  0.8%
Frontier Communications Holdings, 8.75%, 5/15/30 (5) 13,095 13,782

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Iliad Holding, 8.50%, 4/15/31 (5) 3,220 3,413
Level 3 Financing, 10.75%, 12/15/30 (5) 8,465 9,111
Level 3 Financing, 11.00%, 11/15/29 (5) 27,280 29,838
56,144
Real Estate Investment Trust Securities  0.8%
Necessity Retail REIT, 4.50%, 9/30/28 (5)(7) 25,045 22,947
Service Properties Trust, 8.625%, 11/15/31 (5)(7) 32,160 34,331
57,278
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  19,590 18,806
Yum! Brands, 6.875%, 11/15/37 (7) 14,435 16,023
34,829
Retail  0.6%
Bath & Body Works, 6.625%, 10/1/30 (5)(7) 26,510 26,775
Bath & Body Works, 6.694%, 1/15/27 (7) 1,620 1,656
Bath & Body Works, 7.50%, 6/15/29 (7) 9,820 10,127
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (3)(4) 9,800 —
38,558
Satellites  0.7%
Connect Finco, 6.75%, 10/1/26 (5)(7) 14,485 14,358
Hughes Satellite Systems, 6.625%, 8/1/26  7,502 4,051
Intelsat Jackson Holdings, 6.50%, 3/15/30 (5) 10,575 10,179
Viasat, 5.625%, 4/15/27 (5) 13,539 12,828
Viasat, 7.50%, 5/30/31 (5)(7) 10,670 8,109
49,525
Services  5.8%
Albion Financing 1, 6.125%, 10/15/26 (5)(7) 13,245 13,113
Albion Financing 2, 8.75%, 4/15/27 (5)(7) 7,065 7,171
Allied Universal Holdco, 6.00%, 6/1/29 (5)(7) 11,310 10,038
Allied Universal Holdco, 7.875%, 2/15/31 (5) 19,808 20,105
Allied Universal Holdco, 9.75%, 7/15/27 (5) 36,195 36,195
Boost Newco Borrower, 7.50%, 1/15/31 (5) 37,767 40,175
eG Global Finance, 12.00%, 11/30/28 (5)(7) 13,900 14,942
Fair Isaac, 4.00%, 6/15/28 (5)(7) 16,140 15,353
Fortress Intermediate 3, 7.50%, 6/1/31 (5) 11,695 12,104
GFL Environmental, 6.75%, 1/15/31 (5) 10,465 10,923
H&E Equipment Services, 3.875%, 12/15/28 (5) 30,820 28,508
Itelyum Regeneration, 4.625%, 10/1/26 (EUR) (5) 2,135 2,318
Loxam, 6.375%, 5/31/29 (EUR) (5) 4,175 4,835
Ritchie Bros Holdings, 6.75%, 3/15/28 (5) 7,280 7,480
Ritchie Bros Holdings, 7.75%, 3/15/31 (5)(7) 10,065 10,669
Sabre GLBL, 11.25%, 12/15/27 (5)(7) 7,640 7,755
TK Elevator Holdco, 6.625%, 7/15/28 (EUR) (7) 21,330 23,085

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TK Elevator U.S. Newco, 5.25%, 7/15/27 (5)(7) 25,605 25,125
UKG, 6.875%, 2/1/31 (5)(7) 64,870 67,140
United Rentals North America, 3.75%, 1/15/32 (7) 5,125 4,612
United Rentals North America, 3.875%, 2/15/31 (7) 15,500 14,318
United Rentals North America, 6.125%, 3/15/34 (5)(7) 7,345 7,483
Williams Scotsman, 6.625%, 6/15/29 (5)(7) 6,550 6,714
Williams Scotsman, 7.375%, 10/1/31 (5) 9,541 9,994
400,155
Supermarkets  0.1%
Iceland Bondco, 4.625%, 3/15/25 (GBP)  594 772
Iceland Bondco, 10.875%, 12/15/27 (GBP) (5) 2,400 3,381
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.042%,
12/15/27 (EUR) (5) 2,390 2,687
6,840
Transportation  0.3%
Genesee & Wyoming, 6.25%, 4/15/32 (5) 11,320 11,546
Watco, 7.125%, 8/1/32 (5)(7) 11,900 12,272
23,818
Utilities  4.9%
Calpine, 4.50%, 2/15/28 (5) 4,385 4,231
Calpine, 5.00%, 2/1/31 (5) 17,725 16,950
Calpine, 5.125%, 3/15/28 (5) 31,435 30,571
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (5)(7) 8,455 8,540
HAT Holdings I, 8.00%, 6/15/27 (5)(7) 13,914 14,557
NRG Energy, VR, 10.25% (5)(9)(10) 5,748 6,387
PG&E, 5.00%, 7/1/28 (7) 20,917 20,499
PG&E, 5.25%, 7/1/30 (7) 30,655 30,043
Talen Energy Supply, 8.625%, 6/1/30 (5) 47,492 51,173
Terraform Global Operating, 6.125%, 3/1/26 (5) 14,379 14,271
TerraForm Power Operating, 5.00%, 1/31/28 (5) 21,566 21,081
TransAlta, 7.75%, 11/15/29  5,070 5,336
Vistra, VR, 7.00% (5)(9)(10) 9,521 9,604
Vistra, VR, 8.00% (5)(9)(10) 41,780 43,086
Vistra, Series C, VR, 8.875% (5)(9)(10) 34,532 36,552
Vistra Operations, 7.75%, 10/15/31 (5) 25,315 26,929
339,810
Total Corporate Bonds (Cost $6,386,452) 6,386,012

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 55,455 35,075
Total Municipal Securities (Cost $30,481) 35,075
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 5.34% (12)(13) 59,304 59,304
Total Short-Term Investments (Cost $59,304) 59,304
SECURITIES LENDING COLLATERAL  7.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.34% (12)(13) 31,553 31,553
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 31,553
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 6.7%
Money Market Funds 6.7%
T. Rowe Price Government Reserve Fund, 5.34% (12)(13) 465,168 465,168
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 465,168
Total Securities Lending Collateral (Cost $496,721) 496,721
Total Investments in Securities 105.6%
(Cost $7,331,132) $ 7,326,327
Other Assets Less Liabilities (5.6)% (386,575)
Net Assets 100.0% $ 6,939,752
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,452,270 and represents 78.6% of net assets.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $– and represents 0.0% of net assets.
(7) All or a portion of this security is on loan at August 31, 2024.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/26 * 8,875 (398) (355) (43)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (43)
Total Centrally Cleared Swaps (43)
Net payments (receipts) of variation margin to date 15
Variation margin receivable (payable) on centrally cleared swaps $ (28)
* Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 USD 23,308 EUR 20,939 $ 75
Goldman Sachs 10/25/24 USD 17,016 GBP 13,119 (221)
HSBC Bank 11/22/24 USD 46,770 EUR 41,877 305
Standard Chartered 11/22/24 USD 1,330 EUR 1,202 (3)
State Street 10/25/24 GBP 268 USD 350 3
State Street 11/22/24 USD 23,341 EUR 20,939 108
Net unrealized gain (loss) on open forward
currency exchange contracts $ 267

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ 1,285++
Totals $ —# $ — $ 1,285+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 364,622  ¤  ¤ $ 556,025
Total $ 556,025^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,285 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $556,025.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 331,106 $ — $ 331,106
Common Stocks 53,184 — — 53,184
Convertible Preferred Stocks — — — —
Corporate Bonds — 6,386,012 — 6,386,012
Short-Term Investments 59,304 — — 59,304
Securities Lending Collateral 496,721 — — 496,721
Total Securities 609,209 6,717,118 — 7,326,327
Forward Currency Exchange
Contracts — 491 — 491
Total $ 609,209 $ 6,717,609 $ — $ 7,326,818
Liabilities
Swaps* $ — $ 43 $ — $ 43
Forward Currency Exchange
Contracts — 224 — 224
Total $ — $ 267 $ — $ 267
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F57-054Q1 08/24